UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos        New York, New York          May 15, 2009
----------------------        ------------------       --------------------
     [Signature]                [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $839,208
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                         Name

1)       028-11651                       Hoplite Partners, L.P.
2)       028-11652                       Hoplite Offshore Fund, Ltd.



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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
ACE LTD                       SHS           H0023R105     36,049     892,300  SH          SHARED       1,2       0     892,300
ADVANCE AUTO PARTS INC        COM           00751Y106    115,032   2,800,180  SH          SHARED       1,2       0   2,800,180
APACHE CORP                   COM           037411105     29,706     463,500  SH          SHARED       1,2       0     463,500
APOLLO GROUP INC              CL A          037604105     47,946     612,100  SH          SHARED       1,2       0     612,100
BERKSHIRE HATHAWAY INC DEL    CL A          084670108        174           2  SH          SHARED       1,2       0           2
C H ROBINSON WORLDWIDE INC    COM NEW       12541W209     29,966     657,000  SH          SHARED       1,2       0     657,000
CARNIVAL CORP                 PAIRED CTF    143658300     34,078   1,577,687  SH          SHARED       1,2       0   1,577,687
CROWN HOLDINGS INC            COM           228368106     34,299   1,509,000  SH          SHARED       1,2       0   1,509,000
CSX CORP                      COM           126408103     38,102   1,473,948  SH          SHARED       1,2       0   1,473,948
DAVITA INC                    COM           23918K108     27,623     628,499  SH          SHARED       1,2       0     628,499
MASTERCARD INC                CL A          57636Q104     62,972     376,000  SH          SHARED       1,2       0     376,000
MOLSON COORS BREWING CO       CL B          60871R209     12,940     377,500  SH          SHARED       1,2       0     377,500
NVR INC                       COM           62944T105     50,463     117,973  SH          SHARED       1,2       0     117,973
OCCIDENTAL PETE CORP DEL      COM           674599105     31,665     569,000  SH          SHARED       1,2       0     569,000
SBA COMMUNICATIONS CORP       COM           78388J106     72,958   3,131,202  SH          SHARED       1,2       0   3,131,202
SHERWIN WILLIAMS CO           COM           824348106     59,681   1,148,378  SH          SHARED       1,2       0   1,148,378
TARGET CORP                   COM           87612E110     56,678   1,648,100  SH          SHARED       1,2       0   1,648,100
TIFFANY & CO NEW              COM           886547108     20,785     964,042  SH          SHARED       1,2       0     964,042
VISA INC                      COM CL A      92826C839     29,135     524,000  SH          SHARED       1,2       0     524,000
WAL MART STORES INC           COM           931142103     48,956     939,652  SH          SHARED       1,2       0     939,652






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